Distribution of the Bank's profit and Earnings per share - EPS Basic (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share
Profit attributable to the Parent	$ 24,108	$ 20,801	$ 18,974
Weighted average number of shares outstanding	6,781,322,904	6,775,682,106	6,776,640,349
Basic earnings per share (in pesos per share)	$ 3.56	$ 3.07	$ 2.80